Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND, INC.
CIK	dei_EntityCentralIndexKey	0000742212
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2022
Prospectus Date	rr_ProspectusDate	May 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A